Annual Fund Operating Expenses - Government Money Market ProFund	Apr. 30, 2021
Investor
Operating Expenses:
Investment Advisory Fees	0.10%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.80%
Recoupment	0.04%
Other Operating Expenses	0.76%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.90%	[2],[3]
Service
Operating Expenses:
Investment Advisory Fees	0.10%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.80%
Recoupment	0.04%
Other Operating Expenses	0.76%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.90%	[2],[3]

[1]	The Investment Advisory Fees are currently paid to DIMA only. No investment advisory fee is payable to ProFund Advisors by the Fund unless the master-feeder relationship with the Portfolio is terminated.
[2]	ProFund Advisors LLC (“ProFund Advisors”) has contractually undertaken to waive its fees and/or reimburse expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2022 (“Minimum Yield”). ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.98% for Investor Class shares and 1.98% for Service Class shares through April 30, 2022. After such date, the expense limitation may be terminated or revised by ProFund Advisors. ProFund Advisors may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, to the extent that such recoupment would not cause the Fund’s net yield to fall below the Fund’s previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
[3]	Reflects the expenses of both the Fund and the Portfolio.